General information (Details) $ in Millions		12 Months Ended
	Sep. 12, 2017 USD ($) drilling_unit	Dec. 31, 2017 drilling_unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned by the Company		35
Number of offshore drilling units under construction		13
Number of chartered drilling units	3
Amount of new cash commitments in the form of new notes and equity | $	$ 1,060
Percentage of voting control for certain variable interest entities (in hundredths)		50.00%